Financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade Payables [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	R$ 13,221	R$ 12,250
Book value financial liabilities	13,221	12,250
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	36,294	33,622
Book value financial liabilities	42,743	36,202
Braskem Idesa Borrowings [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	7,396	9,099
Book value financial liabilities	11,710	11,778
Loan To Noncontrolling Shareholder Of Braskem Idesa [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	2,555	2,290
Book value financial liabilities	2,490	2,498
Leniency Agreement [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	1,016	903
Book value financial liabilities	1,016	903
Level 2 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Foreign Currency Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	5,434	5,329
Book value financial liabilities	5,662	5,395
Level 2 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	1,542	1,259
Book value financial liabilities	1,190	757
Level 2 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	3,314	3,868
Book value financial liabilities	3,910	3,926
Level 2 of fair value hierarchy [member] | Braskem Idesa Borrowings [Member] | Financial liabilities at amortised cost, category [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	1,243	797
Book value financial liabilities	1,391	735
Level 1 of fair value hierarchy [member] | Borrowing [Member] | Financial liabilities at amortised cost, category [member] | Foreign Currency Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	26,004	23,166
Book value financial liabilities	31,980	26,124
Level 1 of fair value hierarchy [member] | Braskem Idesa Borrowings [Member] | Financial liabilities at amortised cost, category [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value financial liabilities	6,153	8,302
Book value financial liabilities	10,319	11,043
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Book value financial assets	14,187	12,466
Fair value financial assets	14,187	12,466
Cash And Cash Equivalent [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	8,848	6,392
Fair value financial assets	8,848	6,392
Cash And Cash Equivalent [Member] | Cash And Banks [Member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	5,339	6,074
Fair value financial assets	5,339	6,074
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Book value financial assets	4,974	2,312
Fair value financial assets	4,974	2,312
Financial Investments [Member] | Letras Financeiras Do Tesouro L F T [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	4,680	1,789
Fair value financial assets	4,680	1,789
Financial Investments [Member] | Other [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	294	523
Fair value financial assets	294	523
Trade Accounts Receivables [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Book value financial assets		33
Fair value financial liabilities		33
Trade Accounts Receivables [Member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Book value financial assets	2,910	3,199
Fair value financial assets	R$ 2,910	R$ 3,199